Taxation - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands, $ in Millions			12 Months Ended
	Nov. 04, 2019	Apr. 01, 2018 HKD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017	Dec. 31, 2020 USD ($)
Income Tax Contingency [Line Items]
Income tax expense						¥ 260,945	$ 39,992	¥ 500,361		¥ 377,890
Current income tax expense						283,372	43,429	355,398		275,779
Deferred income tax expense						¥ (22,427)	$ (3,437)	¥ 144,963		¥ 102,111
Effect of preferential tax rate, basic earning per ADS | (per share)						¥ 0.97	$ 0.15	¥ 0.68		¥ 0.80
Withholding tax on dividend payment						¥ 76,610	$ 11,741	¥ 71,056		¥ 0
Undistributed earnings from PRC Subsidiaries						13,674,190		11,061,788					$ 1,964,174
Liability for uncertainty in income taxes, Noncurrent						17,805		22,467					2,729
Unrecognized tax benefits net basis against the deferred tax assets related to tax loss carryforwards | ¥						0		0
Unrecognized tax benefits that would impact effective tax rate						3,198		8,436					490
Interest expense relating to unrecognized tax benefits							0		$ 0		$ 0
Penalties related to unrecognized tax benefits							$ 0		$ 0		$ 0
Interest expense relating to tax expense						¥ 11,049		14,031					$ 1,693
Dividend declared percent on net income	20.00%
Estimated preferential tax rate with HNTE qualification						15.00%	15.00%
Estimated tax rate without HNTE qualification						25.00%	25.00%
Statutory Income Tax Rate, Amount						¥ 917,128	$ 140,556	925,253		¥ 810,355
Income tax dividend rate						10.00%	10.00%
Dividend Declared [Member]
Income Tax Contingency [Line Items]
Withholding tax on dividend payment | ¥						¥ 76,610		¥ 71,056
VIEs [Member]
Income Tax Contingency [Line Items]
Enterprise income tax rate						25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Tax year that remains open to examination under enacted tax laws						2016	2016
Latest Tax Year [Member]
Income Tax Contingency [Line Items]
Tax year that remains open to examination under enacted tax laws						2020	2020
Hong Kong [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate						16.50%	16.50%
Hong Kong [Member] | Maximum [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate		16.50%
Hong Kong [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate		8.25%
Hong Kong [Member] | Subsidiaries [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate						16.50%	16.50%
Income tax expense							$ 0		$ 0		$ 0
Hong Kong [Member] | Shanghai You Che You Jia Financing Co., Ltd
Income Tax Contingency [Line Items]
Percentage of disposal of shareholder						25.00%							25.00%
Hong Kong [Member] | Two Tired Profits Tax Regime [Member]
Income Tax Contingency [Line Items]
Statutory Income Tax Rate, Amount		$ 2
China [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate						25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Effect of change in enacted tax rate						¥ 331,952	$ 50,874	¥ 150,714		¥ 117,470
Current income tax expense						371,826	56,985	151,645		118,996
Deferred income tax expense						39,874	$ 6,111	¥ 931		¥ 1,526
Net tax operating losses						¥ 1,618,888							$ 248,105
Net tax operating losses expiration year						2021	2021
Withholding income tax rate on dividends distributed by FIEs						10.00%	10.00%
China [Member] | Chengdu Prbrownies Software Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate						25.00%	25.00%	25.00%	25.00%
Reduction in statutory income tax rate						50.00%	50.00%	50.00%	50.00%
China [Member] | Chengdu Prbrownies Software Co., Ltd. [Member] | Forecast [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate					25.00%
Reduction in statutory income tax rate					50.00%
China [Member] | Chezhiying WFOE [Member] | Forecast [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate			25.00%	25.00%	25.00%
Reduction in statutory income tax rate			50.00%	50.00%	50.00%
China [Member] | Hainan Chezhiyitong Information Technology Co., Ltd. [Member] | Forecast [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate			25.00%	25.00%	25.00%
Reduction in statutory income tax rate			50.00%	50.00%	50.00%
China [Member] | Tianjin Autohome Data Information Technology Co., Ltd. [Member] | Forecast [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate			25.00%	25.00%	25.00%
Reduction in statutory income tax rate			50.00%	50.00%	50.00%
China [Member] | High-New Technology Enterprise [Member] | Beijing Autohome Technologies Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Preferential statutory tax rate						15.00%	15.00%
China [Member] | High-New Technology Enterprise [Member] | Chengdu Prbrownies Software Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Preferential statutory tax rate						10.00%	10.00%
China [Member] | High-New Technology Enterprise [Member] | Autohome WFOE [Member]
Income Tax Contingency [Line Items]
Preferential statutory tax rate						15.00%	15.00%
China [Member] | High-New Technology Enterprise [Member] | Chezhiying WFOE [Member] | Forecast [Member]
Income Tax Contingency [Line Items]
Preferential statutory tax rate					15.00%
China [Member] | Eligible key software enterprises [Member] | Beijing Autohome Technologies Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Enterprise income tax rate										10.00%	10.00%	10.00%
Preferential Enterprise Income Tax Rate						10.00%	10.00%
China [Member] | Eligible key software enterprises [Member] | Beijing Prbrownies Software Co., Ltd. (formerly known as Beijing Autohome Software Co., Ltd.) [Member]
Income Tax Contingency [Line Items]
Enterprise income tax rate										10.00%	10.00%	10.00%
Preferential Enterprise Income Tax Rate						10.00%	10.00%
China [Member] | Eligible key software enterprises [Member] | Autohome WFOE [Member]
Income Tax Contingency [Line Items]
Enterprise income tax rate										10.00%	10.00%	10.00%
Preferential Enterprise Income Tax Rate						10.00%	10.00%
China [Member] | Reduction in Taxes [Member]
Income Tax Contingency [Line Items]
Withholding income tax rate on dividends distributed by FIEs						5.00%	5.00%
China [Member] | VIEs [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate						25.00%	25.00%